Acquisitions - Business acquisition, pro forma information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Acquisition [Line Items]
Net operating revenues		$ 993,344	$ 689,505	$ 461,594
Net income		$ 559,210	$ 1,052,841	153,550
Gemini Shipholdings Corporation
Asset Acquisition [Line Items]
Net operating revenues	$ 17,984			31,844
Net income	$ 8,091			$ 12,873